Debt (Tables)	12 Months Ended
Dec. 31, 2015
Combined Schedule of Current and Noncurrent Debt and Capital Lease Obligations

Changes to debt during 2015 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2015	$2,735	$110,536	$113,271
Proceeds from long-term borrowings	4,000	2,667	6,667
Repayments of long-term borrowings and capital leases obligations	(9,340)	–	(9,340)
Decrease in short-term obligations, excluding current maturities	(344)	–	(344)
Reclassifications of long-term debt	8,556	(8,556)	–
Reclassification of long-term debt to Non-current liabilities related to assets held for sale (Note 2)	–	(594)	(594)
Debt acquired (Note 2)	461	92	553
Other	421	(440)	(19)

Balance at December 31, 2015	$6,489	$103,705	$110,194

Debt Maturing within One Year

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2015	2014
Long-term debt maturing within one year	$6,325	$2,397
Short-term notes payable	158	319
Commercial paper and other	6	19

Total debt maturing within one year	$6,489	$2,735

Long-term Debt Table

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2015	2014
Verizon Communications—notes payable and other	0.30 – 3.85	2016 – 2042	$26,281	$27,617
	4.15 – 5.50	2018 – 2055	51,156	40,701
	5.85 – 6.90	2018 – 2054	16,420	24,341
	7.35 – 8.95	2018 – 2039	2,300	2,264
	Floating	2016 – 2025	14,100	14,600

Verizon Wireless—notes payable and other	8.88	2018	68	676
Verizon Wireless—Alltel assumed notes	6.80 – 7.88	2029 – 2032	686	686
Telephone subsidiaries—debentures	5.13 – 6.50	2028 – 2033	575	1,075
	7.38 – 7.88	2022 – 2032	1,099	1,099
	8.00 – 8.75	2019 – 2031	780	880

Other subsidiaries—debentures and other	6.84 – 8.75	2018 – 2028	1,432	1,432

Capital lease obligations (average rate of 3.4% and 4.0% in 2015 and 2014, respectively)			957	516
Unamortized discount, net of premium			(5,824)	(2,954)

Total long-term debt, including current maturities			110,030	112,933
Less long-term debt maturing within one year			6,325	2,397

Total long-term debt			$103,705	$110,536

Schedule of Notes Repurchased as part of a Tender Offer

On March 10, 2014, we announced the commencement of a tender offer (the Tender Offer) to purchase for cash any and all of the series of notes listed in the following table:

(dollars in millions, except for Purchase Price)	Interest Rate	Maturity	Principal Amount Outstanding	Purchase Price(1)	Principal Amount Purchased
Verizon Communications	6.10%	2018	$1,500	$1,170.07	$748
	5.50%	2018	1,500	1,146.91	763
	8.75%	2018	1,300	1,288.35	564
	5.55%	2016	1,250	1,093.62	652
	5.50%	2017	750	1,133.22	353
Cellco Partnership and Verizon Wireless Capital LLC	8.50%	2018	1,000	1,279.63	619
Alltel Corporation	7.00%	2016	300	1,125.26	157
GTE Corporation	6.84%	2018	600	1,196.85	266

					$4,122

(1)	Per $1,000 principal amount of notes

Maturities of Long-term Debt	Maturities of long-term debt outstanding at December 31, 2015 are as follows:

Years	(dollars in millions)
2016	$6,325
2017	4,195
2018	7,072
2019	5,645
2020	8,860
Thereafter	77,933

February Exchange Offers
Schedule of Notes Included in Exchange Offer

The table below lists the series of Old Notes included in the February Exchange Offers for the 2036 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications Inc.	5.15%	2023	$11,000	$2,483

The table below lists the series of Old Notes included in the February Exchange Offers for the 2048 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications Inc.	6.90%	2038	$1,250	$773
	6.40%	2038	1,750	884
	6.40%	2033	4,355	2,159
	6.25%	2037	750	–
GTE Corporation	6.94%	2028	800	–

				$3,816

The table below lists the series of Old Notes included in the February Exchange Offers for the 2055 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications Inc.	6.55%	2043	$10,670	$4,084

July Exchange Offers
Schedule of Notes Included in Exchange Offer

The table below lists the series of Old Notes included in the July Exchange Offers for the 2020 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications	3.65%	2018	$4,750	$2,052
	2.50%	2016	4,250	1,068

				$3,120

The table below lists the series of Old Notes included in the July Exchange Offers for the 2046 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications	6.40%	2033	$6,000	$1,645
	7.75%	2030	2,000	794
	7.35%	2039	1,000	520
	7.75%	2032	400	149

Alltel Corporation	7.875%	2032	700	248
	6.80%	2029	300	65

				$3,421

The table below lists the series of Old Notes included in the July Exchange Offers for the 2054 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications	6.55%	2043	$15,000	$4,330
	6.40%	2038	1,750	–
	6.90%	2038	1,250	–

				$4,330